Warrants	6 Months Ended
Jun. 30, 2024
Warrants
Warrants

11. Warrants

Warrant activity for the six months ended June 30, 2024, was as follows:

	Warrants	Weighted average exercise price	Amount
	#	$	$
Balance – December 31, 2023	-	-	-
Warrants either issued or assumed as part of the acquisition of Aeterna (note 3)	747,948	13.32	4,424
Change in fair value of warrants	-	-	(1,628)
Balance – June 30, 2024	747,948	13.32	2,796

The method and inputs used in estimating the fair value of warrants on the acquisition date are described in Note 3. The fair values of warrants as at June 30, 2024 are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the period presented were as follows:

June 30, 2024
Expected dividend yield	$0.00
Expected volatility	65.00%
Risk-free annual interest rate	4.47%
Expected life (years)	2.65
Weighted average share price	$6.99
Weighted average exercise price	$13.32

At June 30, 2024, the following warrants were outstanding:

Issuance date	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
September 2019	13,249	0.24	165.00
February 2020	11,129	1.14	129.12
July 2020	56,210	1.01	45.00
August 2020	17,310	1.60	47.00
February 2021	16,507	1.64	181.25
June 2024	633,543	2.93	0.01
Balance – June 30, 2024	747,948	2.65	13.32

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)